Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 6,641,091	$ 5,830,192	$ 3,160,175
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	2,494,023	2,122,505	1,478,921
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,870,248	1,607,033	902,437
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,390,463	1,041,070	526,668
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	505,451	724,253	138,238
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	238,339	190,564	57,803
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 142,567	$ 144,767	$ 56,108